Financial Liabilities at Amortized Cost (Details) - Schedule of Other Financial Obligations - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortized Cost (Details) - Schedule of Other Financial Obligations [Line Items]
Other financial liabilities	$ 339,305	$ 344,030
Other Chilean financial obligations [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Other Financial Obligations [Line Items]
Other financial liabilities	339,281	343,927
Other financial obligations with the Public sector [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of Other Financial Obligations [Line Items]
Other financial liabilities	$ 24	$ 103